Revenues	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenues

6. Revenues

Trade Revenues for the six-months ended June 30, 2025 and 2024 consist of the following items:

	June 30, 2025	June 30, 2024
Commission revenue	1,154,103	1,028,243
Management fee revenue	678,280	514,464
Other revenue	32,386	78,272

Total	1,864,769	1,620,979

Voyage and time charter revenues for the six-months ended June 30, 2025 and 2024 consist of the following items:

	June 30, 2025	June 30, 2024
Voyage revenue	2,743,646	-
Charter hire revenue	6,793,304	8,690,905
Address commissions	(68,591)	(79,457)

Total	9,468,359	8,611,448

The amount of revenue earned as demurrage relating to the Company’s voyage charters for the six-month periods ended June 30, 2025 and 2024 was $261,565 and nil, respectively and is included within “Voyage revenue” in the above table.

As of June 30, 2025 and December 31, 2024, receivables from the Company’s voyage charters amounted to $2,743,646 and nil, respectively.

As of June 30, 2025 and December 31, 2024, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $193,695 and nil, respectively. The Company recognized the undelivered performance obligation as of June 30, 2025 as revenues in the third quarter of 2025.

As of June 30, 2025, one vessel was employed under time charter agreement with remaining tenor of 4.7 years.